SHORT-TERM AND LONG-TERM BORROWINGS - Summary of components of short-term and long term borrowings (Parenthetical) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Short-Term Borrowing [Member]
Short-Term Debt [Line Items]
Debt repaid term	1 year
Long-Term Borrowing [Member]
Short-Term Debt [Line Items]
Borrowing interest rate of base points	90.00%
Long-term borrowings with collateral	¥ 32,445
Debt repaid term	6 years
Minimum | Short-Term Borrowing [Member]
Short-Term Debt [Line Items]
Borrowings interest rate	2.10%
Maximum | Short-Term Borrowing [Member]
Short-Term Debt [Line Items]
Borrowings interest rate	2.25%